Future Minimum Lease Payments Receivable Under Long-Term Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Payments Receivable [Line Items]
2014	$ 282,149
2015	237,535
2016	179,519
2017	112,994
2018 and thereafter	95,120
Total future minimum lease payments receivable	$ 907,317